ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2014
ORGANIZATION AND BASIS OF PRESENTATION

1. ORGANIZATION AND BASIS OF PRESENTATION

China Mobile Games and Entertainment Group Limited (the “Company”) was incorporated as an exempted company with limited liability in the Cayman Islands on January 20, 2011 by V1 Group, a company listed on the Main Board of the Stock Exchange of Hong Kong Limited (the “HK Stock Exchange”). The Company is considered a foreign entity under the laws of the People’s Republic of China (the “PRC”). On September 25, 2012, the Company completed a listing on the Nasdaq Global Market (the “Listing”), with each offered American depositary share (“ADS”) representing fourteen Class A ordinary shares of the Company.

The Company does not conduct any substantive operations on its own but instead conducts its primary business operations through its subsidiaries, two variable interest entities (“VIEs”) and the VIEs’ subsidiaries, which are all located in the PRC and Hong Kong. The Company, its subsidiaries, the VIEs and the VIEs’ subsidiaries are hereinafter collectively referred to as the “Group”. The Group is principally engaged in the development, operation and sale of mobile phone games. The Company’s principal geographic market is in the PRC.

As of December 31, 2014 the Company’s significant subsidiaries consisted of the following entities:

Name	Place of incorporation	Date of establishment / acquisition	Percentage of ownership	Principal activities
Beauty Wave Limited (“Beauty Wave”)	British Virgin Islands (“BVI”)	October 27, 2009	100%	Investment holding
China Wave Group Limited (“China Wave”)	BVI	October 27, 2009	100%	Investment holding
Uni-Force Development Limited (“Uni-Force”)	Hong Kong	October 27, 2009	100%	Investment holding
Huiyou Digital (Shenzhen) Ltd. (“Huiyou”)	The PRC	October 27, 2009	100%	Development, operation and sale of mobile phone games
OWX Hong Kong Limited (“OWX HK”)	Hong Kong	December 28, 2009	100%	Provision of handset design products and services
Shenzhen Qilewuxian Software Development Co. Ltd. (“Qilewuxian”)	The PRC	April 19, 2010	100%	Development, operation and sale of mobile phone games
Shenzhen Zhongtuokechuang Technology Co., Ltd. (“Zhongtuo”)	The PRC	November 18, 2010	100%	Provision of handset design products and services
3GUU Mobile Entertainment Industrial Co., Ltd. (“3GUU BVI”)	BVI	December 31, 2010	100%	Investment holding
3GUU Mobile Entertainment Co. Limited (“3GUU HK”)	Hong Kong	December 31, 2010	100%	Investment holding
Guangzhou Yitongtianxia Software Development Co., Ltd. (“Yitongtianxia”)	The PRC	December 31, 2010	100%	Development, operation and sale of mobile phone games
OWX Group Limited (“OWX Holding”)	BVI	February 14, 2012	100%	Investment holding
HYD Holding Limited (“HYD Holding”)	BVI	February 14, 2012	100%	Investment holding
3GUU Holding Limited (“3GUU Holding”)	BVI	February 14, 2012	100%	Investment holding
Shenzhen Douqu Software Co., Ltd (“Shenzhen Douqu”)	The PRC	September 5, 2012	80%	Development, operation of mobile phone games
China Mobile Games and Entertainment Group (HK) Limited (“CMGE HK”)	Hong Kong	October 11, 2012	100%	Investment holding
Shanghai Suiyue Technology Co., Ltd. (“Shanghai Suiyue”)	The PRC	April 9, 2013	100%	Development, operation of mobile phone games
Weili Development Limited (“Weili”)	Hong Kong	June 4, 2013	100%	Investment holding
CMGE Investment Limited (“CMGE Investment”)	Hong Kong	June 4, 2013	100%	Investment holding
China Perfect Investment Limited (“China Perfect”)	Hong Kong	August 6, 2013	100%	Investment holding
Guangzhou Huifenghechang Technology Co., Ltd. (“Huifenghechang”)	The PRC	July 11, 2013	100%	Development, operation of mobile phone games
Vogins Technology Co.Limited (“Vogins BVI”)	BVI	November 22, 2013	90.62%	Investment holding
Vogins Technology (Shanghai) Co.,Ltd. (“Vogins Shanghai”)	The PRC	November 22, 2013	100%	Provision of billing and collection services

As of December 31, 2014, the Company consolidated the following VIEs and VIEs’ subsidiaries:

Name	Place of incorporation	Date of establishment / acquisition	Percentage of ownership	Principal activities
Guangzhou Yingzheng Information Technology Co., Ltd. (“Yingzheng”)	The PRC	December 31, 2010	—	Development, operation and sale of mobile phone games
Shenzhen Lanyue Internet Technology Co., Ltd. (“Lanyue”)	The PRC	September 16, 2013	—	Development, operation and sale of mobile phone games
Chengdu Zhuoxing Technology Co., Ltd. (“Chengdu Zhuoxing”)*	The PRC	September 16, 2013	—	Development, operation and sale of mobile phone games
Beijing Wuyao Technology Co., Ltd. (China) (“Beijing Wuyao”)*	The PRC	September 16, 2013	—	Development, operation and sale of mobile phone games
Beijing Zhuoyuechenxing Technology Co., Ltd. (“Beijing Zhuoyuechenxing”)**	The PRC	July 7, 2014	—	Development, operation and sale of mobile phone games
Tianjin Suiyue Technology Co., Ltd. (“Tianjin Suiyue”)*	The PRC	July 16, 2014	—	Development, operation and sale of mobile phone games

*	A subsidiary of Lanyue
**	A subsidiary of Chengdu Zhuoxing

VIE arrangements

Prior to being acquired by V1 Group on December 31, 2010, Yitongtianxia, a wholly-owned subsidiary of 3GUU BVI, entered into a series of contractual arrangements with Yingzheng and its shareholders on October 28, 2009, whereby Yitongtianxia obtained effective control over Yingzheng. On September 1, 2013, Huiyou, a wholly-owned subsidiary of China Wave, entered into a series of contractual arrangements with Lanyue and its shareholders, whereby Huiyou obtained effective control over Lanyue. Yitongtianxia and Huiyou are hereinafter referred to as the “WFOEs”, and Yingzheng and Lanyue are hereinafter referred to as the “VIEs”. The series of contractual arrangements and their supplemental agreements contain similar provisions regarding obligations and rights of the WFOEs and the VIEs (collectively, the “VIE Arrangements”) whereby the WFOEs obtained effective control over the VIEs through (i) the ability to exercise all the rights of the VIEs’ shareholders pursuant to the exclusive call option agreement, the equity pledge agreement and the agreement for voting proxies, (ii) the rights to absorb substantially all of the economic residual benefits of the VIEs pursuant to the exclusive management, technology services and market promotion agreement, the technology services agreement and supplementary agreements, and (iii) the obligation to fund all of the expected losses of the VIEs pursuant to the loan agreement and supplementary agreements. As a result, the WFOEs have been determined to be the primary beneficiaries of the VIEs.

On December 16, 2011, 3GUU BVI agreed to provide unlimited financial support to Yingzheng for its operations. In addition, pursuant to a power of attorney agreement entered into between Yitongtianxia and 3GUU BVI, Yitongtianxia re-assigned the rights to attend Yingzheng shareholders’ meetings and to vote on all of the matters in Yingzheng that require shareholders’ approval irrevocably entrusted to it by shareholders of Yingzheng to 3GUU BVI. As a result of the reassignment of power of attorney from Yitongtianxia to 3GUU BVI and the provision of unlimited financial support from 3GUU BVI to Yingzheng, 3GUU BVI replaced Yitongtianxia to have the power to direct the activities of Yingzheng that most significantly impact Yingzheng’s economic performance and the obligation to absorb the expected losses of Yingzheng. Yitongtianxia essentially only retains the right to receive the expected residual returns of Yingzheng. 3GUU BVI and Yitongtianxia, as a group of related parties, have held all of the variable interests of Yingzheng since December 16, 2011. 3GUU BVI has been determined to be the most closely associated with Yingzheng within the group of related parties and replaced Yitongtianxia as the primary beneficiary of Yingzheng on December 16, 2011.

On September 16, 2013, China Wave agreed to provide unlimited financial support to Lanyue for its operations. In addition, pursuant to a power of attorney agreement entered into between Huiyou and China Wave, Huiyou re-assigned the rights to attend Lanyue shareholders’ meetings and to vote on all of the matters in Lanyue that require shareholders’ approval irrevocably entrusted to it by shareholders of Lanyue to China Wave. As a result of the reassignment of power of attorney from Huiyou to China Wave and the provision of unlimited financial support from China Wave to Lanyue, China Wave replaced Huiyou to have the power to direct the activities of Lanyue that most significantly impact Lanyue’s economic performance and the obligation to absorb the expected losses of Lanyue. Huiyou essentially only retains the right to receive the expected residual returns of Lanyue. China Wave and Huiyou, as a group of related parties, have held all of the variable interests of Lanyue since September 16, 2013. China Wave has been determined to be the most closely associated with Lanyue within the group of related parties and replaced Huiyou as the primary beneficiary of Lanyue on September 16, 2013.

Accordingly, the Company consolidates Yingzheng and Lanyue in accordance with SEC Regulation S-X Rule 3A-02 and Accounting Standards Codification (“ASC”) topic 810 (“ASC 810”), Consolidation. The reason for entering into the VIE Arrangements is to comply with PRC laws and regulations that (i) prohibit direct foreign control in companies involved in Internet content provision and telecommunication businesses and (ii) restrict an offshore company controlled or established by a PRC enterprise or natural person to acquire its PRC affiliates.

The significant terms of the VIE Arrangements are listed below:

Exclusive call option agreements

Pursuant to the exclusive call option agreements, the VIEs and their shareholders irrevocably granted the WFOEs, or their designated persons, an exclusive option to purchase, when and to the extent permitted under PRC law, part of or the entire equity interests of the VIEs. The exercise price is the minimum price permitted by PRC law. The exclusive option agreements will remain effective until the exclusive option is exercised to purchase the entire equity interest of the VIEs.

Equity pledge agreements

Pursuant to the equity pledge agreements between the WFOEs and the VIEs’ shareholders, the VIEs’ shareholders have pledged their entire equity interest in the VIEs to the WFOEs to guarantee the performance of the VIEs’ obligations under the exclusive technology services and market promotion agreements. If the VIEs breach their contractual obligations under the exclusive technology services and market promotion agreements, the WFOEs, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interest. The VIEs’ shareholders agreed not to transfer, sell, pledge, dispose of or otherwise create any new encumbrance on their equity interest in the VIEs without the prior consent of the WFOEs. Unless the WFOEs terminate the agreements, the equity pledge agreements will remain effective until (i) the VIEs fulfill all the obligations prescribed in the exclusive call option agreements, the exclusive management, technology services and market promotion agreements, the agreements for voting proxies and the loan agreements or (ii) the WFOEs acquire the entire equity interest of the VIEs.

Exclusive technology services and market promotion agreements

Pursuant to the exclusive technology services and market promotion agreements between the WFOEs and the VIEs, the WFOEs have the exclusive and irrevocable right to provide to the VIEs various technology and market promotion services related to the mobile phone games business. In return, the VIEs are required to pay the WFOEs a service fee in an amount as determined at the sole discretion of the WFOEs. Unless the WFOEs terminate the agreements, the exclusive technology services and market promotion agreements will remain effective until the dissolution of the WFOEs in accordance with the applicable PRC laws. Business taxes and value-added taxes relating to technology services and market promotion fees charged by the WFOEs are recorded as cost of revenues in the consolidated statements of comprehensive income.

Technology services agreements

Pursuant to the technology services agreements between the WFOEs and the VIEs and the supplementary agreements, the WFOEs agreed to provide the VIEs with technology support and market promotion services related to the VIEs’ smartphone games business. The VIEs agreed to distribute 40% of their income generated from the game products developed under the technology services agreements, after deducting taxes and expenses, to the WFOEs on a monthly basis. Upon expiration, the technology services agreements will be automatically renewed unless the WFOEs, in their sole discretion, disagree.

Agreements for voting proxies

Pursuant to the agreements for voting proxies among the WFOEs, the VIEs and their shareholders, the VIEs’ shareholders irrevocably assign their full voting rights in the VIEs to the WFOEs. The VIEs’ shareholders entrusted the WFOEs their rights to attend shareholders’ meetings and to vote on their behalf on all of the matters that require shareholders’ approval. Unless the WFOEs terminate the agreements, the agreements for voting proxies will remain effective in the same effective period as the exclusive call option agreements, the equity pledge agreements, the exclusive technology services and market promotion agreements and the loan agreements. On December 16, 2011 and September 16, 2013, Yitongtianxia and Huiyou re-assigned the rights underlying the agreements for voting proxies to 3GUU BVI and China Wave, respectively.

Loan agreements

Pursuant to the loan agreements between the WFOEs and the VIEs’ shareholders, the WFOEs extended loans to the VIEs’ shareholders to enable them to pay the registered capital of the VIEs. The VIEs’ shareholders will repay the loans by transferring their legal ownership in the VIEs to the WFOEs when permitted by PRC law. The loan agreements are effective for 10 years and will automatically extend for another 10 years unless the WFOEs, in their sole discretion, disagree. As of December 31, 2014, the VIEs’ shareholders have drawn down loans of an aggregate amount of RMB10,000 from the WFOEs.

Supplementary agreements

The WFOEs entered into supplementary agreements with the VIEs and their shareholders to determine the calculation of management fee to be paid to the WFOEs. Pursuant to the supplementary agreements, the VIEs have agreed to pay an annual management fee to the WFOEs based on annual revenue of the VIEs minus actual operating costs, other costs of the VIEs, which include fees paid under the technology services agreement, and taxes paid by the VIEs.

The WFOEs entered into supplementary agreements with the VIEs and their shareholders to memorialize certain terms previously agreed amongst the WFOEs, the VIEs and their shareholders. While the supplementary agreements were signed, the terms, intent and substance of all the agreements above remained unchanged. Pursuant to the supplementary agreements: (i) before the WFOEs can legally exercise the options to acquire the VIEs, the VIEs’ shareholders cannot declare any dividends or distribute any residual profits without the consent of the WFOEs; (ii) any funds, including but not limited to dividends distributed out of the VIEs’ residual profits, received by the VIEs’ shareholders or any persons designated by the VIEs’ shareholders, shall be remitted in full to the WFOEs; (iii) the consideration received by the VIEs’ shareholders upon the exercise of the exclusive call option agreements by the WFOEs must be immediately remitted to the WFOEs or any persons designated by the WFOEs; (iv) the WFOEs are obligated to provide continuous financial support to the VIEs for operations; and (v) the WFOEs have the unilateral right to change the service fee amount under the exclusive technology services and market promotion agreements. The carrying amounts of the assets and liabilities of the VIEs are as follows:

	As of December 31,
	2013	2014	2014
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	17,778	93,441	15,060
Short-term investments	20,680	10,692	1,723
Accounts receivable	84,718	496,815	80,072
Prepayments and other current assets	55,491	159,093	25,641
Deferred tax assets	—	1,713	276

Total current assets	178,667	761,754	122,772

Non-current assets:
Long-term investment	2,000	42,311	6,819
Property and equipment, net	5,843	19,184	3,092
Intangible assets, net	39,037	169,118	27,257
Deferred tax assets	27	2,268	366
Other non-current assets	4,481	36,701	5,915

Total non-current assets	51,388	269,582	43,449

Total assets	230,055	1,031,336	166,221

LIABILITIES
Current liabilities:
Accounts payable	35,178	164,495	26,512
Technology services and market promotion fees payable to the WFOEs	67,084	83,593	13,473
Accrued expenses and other current liabilities	23,618	78,434	12,641
Deferred revenue	1,722	17,819	2,872
Amounts due to related parties	—	568	92

Total current liabilities	127,602	344,909	55,590

Non-current liabilities:
Unrecognized tax benefits	4,702	7,833	1,262
Other non-current liabilities	2,000	2,000	322

Total non-current liabilities	6,702	9,833	1,584

Total liabilities	134,304	354,742	57,174

The financial performance and cash flows of the VIEs are as follows:

	For the Years Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Net revenues	35,686	153,990	1,099,868	177,267

Net loss	(17,742)	(37,334)	335,664	54,099

Net cash generated from operating activities	18,517	43,201	326,349	52,598

Net cash used in investing activities	(37,987)	(43,546)	(250,686)	(40,403)

Net cash generated from financing activities	—	10,098	—	—

The technology services and market promotion fees charged by the WFOEs to the VIEs were RMB16,750, RMB19,067 and RMB23,404 (US$3,772) during the years ended December 31, 2012, 2013 and 2014, respectively.

As of December 31, 2014, there was no pledge or collateralization of the assets of the VIEs and the Company has not provided any financial support that it was not previously contractually required to provide to the VIEs. There were no assets of the VIEs that can only be used to settle their own obligations. Creditors of the VIEs have no recourse to the general credit of their respective primary beneficiary. The VIEs held revenue-producing mobile games and mobile game licenses acquired from third-party game developers as well as registered copyrights, trademarks and domain names developed internally for the Group’s operations.

Basis of presentation

The consolidated financial statements present the consolidated financial position, results of operations and cash flows in accordance with United States generally accepted accounting principles (“U.S. GAAP”).